Financial risk management - Summary Of Impact Of Multiple Scenarios On The Allowance (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Credit exposure	S/ 1,434,473	S/ 1,426,855
Optimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 420,908	S/ 424,634
Expected credit loss rate	30.00%	30.00%
Base Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 558,451	S/ 558,991
Expected credit loss rate	40.00%	40.00%
Pessimistic Case Scenario [Member]
Disclosure of provision matrix [line items]
Credit exposure	S/ 455,114	S/ 443,230
Expected credit loss rate	30.00%	30.00%